Leases - Schedule of Present Value of Lease Payments for Remaining Lease Term (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets
Operating lease right-of-use assets	$ 41,900	$ 93,924
Liabilities
Current operating lease liabilities		34,072
Noncurrent operating lease liabilities		84,902
Total leased liabilities	$ 40,100	118,974
Other Assets [Member]
Assets
Operating lease right-of-use assets		93,924
Other Accrued Expenses [Member]
Liabilities
Current operating lease liabilities		34,072
Other Noncurrent Liabilities [Member]
Liabilities
Noncurrent operating lease liabilities		$ 84,902